Contingencies	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Contingencies

NOTE 9. CONTINGENCIES

Potential Future Distributions Upon Divestiture or Sale

Upon a divestiture or sale of a subsidiary company, the Company is contractually obligated to distribute up to 10% of the net proceeds from such divestiture or sale to the senior management team of the divested subsidiary company. As of December 31, 2020, there were no active discussions pertaining to a potential divestiture or sale of any of the Company’s subsidiaries.

COVID-19

The Company’s business and operations have been adversely affected by the COVID-19 pandemic, as have the markets in which our customers operate. The COVID-19 pandemic has caused and continues to cause significant business and financial markets disruption worldwide and there is significant uncertainty around the duration of this disruption and its ongoing effects on our business. This has primarily manifested itself in prolonged sales cycles.

Since March 2020, the Company has required substantially all of its employees to work remotely to minimize the risk of the virus. While working remotely has proven to be effective to this point, it may eventually inhibit the Company’s ability to operate its business effectively.

The Company continues to closely monitor the situation and the effects on our business and operations. We do not yet know the full extent of potential impacts on our business and operations. Given the uncertainty, we cannot reasonably estimate the impact on our future results of operations, cash flows or financial condition.

NOTE 9. CONTINGENCIES

Potential Future Distributions Upon Divestiture or Sale

Upon a divestiture or sale of a subsidiary company, the Company is contractually obligated to distribute up to 10% of the net proceeds from such divestiture or sale to the senior management team of the divested subsidiary company. As of June 30, 2020 there were no active discussions pertaining to a potential divestiture or sale of any of the Company’s subsidiaries.

COVID-19

The Company’s business’s business and operations have been adversely affected by the COVID-19 pandemic, as have the markets in which our customers operate. The COVID-19 pandemic has caused and continues to cause significant business and financial markets disruption worldwide and there is significant uncertainty around the duration of this disruption and its ongoing effects on our business. This has primarily manifested itself in prolonged sales cycles.

Since March 2020, the Company has required substantially all of its employees to work remotely to minimize the risk of the virus. While working remotely has proven to be effective to this point, it may eventually inhibit the Company’s ability to operate its business effectively.

The Company continues to closely monitor the situation and the effects on our business and operations. We do not yet know the full extent of potential impacts on our business and operations. Given the uncertainty, we cannot reasonably estimate the impact on our future results of operations, cash flows or financial condition.